Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, allowance for credit loss, current	$ 440	$ 144	$ 20
Convertible preferred shares authorized		66,971,605	66,971,605
Convertible preferred shares outstanding	0	56,361,224	56,355,551
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.0001
Ordinary shares, authorized	900,000,000	46,430,391	95,000,000
Common stock, shares issued (in shares)	50,693,308	6,231,947	12,751,023
Common stock, shares outstanding (in shares)	50,693,308	6,231,947	9,184,092
Previously Reported [Member]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, authorized		95,000,000
Common stock, shares issued (in shares)		12,751,023
Common stock, shares outstanding (in shares)		9,184,092
PATHFINDER ACQUISITION CORPORATION [Member]
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preference shares, authorized		1,000,000	1,000,000
Preference shares, issued		0	0
Preference shares, outstanding		0	0
Common stock, shares issued (in shares)		32,500,000	32,500,000
Common stock, shares outstanding (in shares)		32,500,000	32,500,000
Class A Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption		32,500,000	32,500,000
Ordinary shares subject to possible redemption, par value (in Dollars per share)		$ 10.11	$ 10
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized		300,000,000	300,000,000
Common stock, shares issued (in shares)		0	0
Common stock, shares outstanding (in shares)		0	0
Class B Ordinary Shares [Member]
Common stock, shares issued (in shares)		8,125,000	8,125,000
Common stock, shares outstanding (in shares)		8,125,000	8,125,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized		30,000,000	30,000,000
Common stock, shares issued (in shares)		8,125,000	8,125,000
Common stock, shares outstanding (in shares)		8,125,000	8,125,000
Nonredeemable Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.00001	$ 0.00001
Convertible preferred shares authorized	20,000,000	29,524,294
Ordinary shares subject to possible redemption	0	24,338,566
Convertible preferred shares outstanding	0	24,338,566
Mezzanine equity, liquidation preference		$ 146,548
Redeemable Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.00001	$ 0.00001
Convertible preferred shares authorized	0	3,207,472
Ordinary shares subject to possible redemption	0	3,207,472
Convertible preferred shares outstanding	0	3,207,472
Mezzanine equity, liquidation preference		$ 30,000
Series D1 Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred shares authorized		6,562,724	6,562,724
Ordinary shares subject to possible redemption		6,562,724	6,562,724
Convertible preferred shares outstanding		6,562,724	6,562,724
Preferred stock, liquidation preference, value		$ 30,000	$ 30,000
Series A Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred shares authorized		10,000,000	10,000,000
Ordinary shares subject to possible redemption		10,000,000	10,000,000
Convertible preferred shares outstanding		10,000,000	10,000,000
Preferred stock, liquidation preference, value		$ 10,000	$ 10,000
Series B Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred shares authorized		11,791,929	11,791,929
Ordinary shares subject to possible redemption		8,747,602	8,747,602
Convertible preferred shares outstanding		8,747,602	8,741,929
Preferred stock, liquidation preference, value		$ 24,816	$ 24,800
Series B Convertible Preferred Stock [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Convertible preferred shares outstanding		8,741,929	8,741,929
Series C Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred shares authorized		13,122,055	13,122,055
Ordinary shares subject to possible redemption		13,122,055	13,122,055
Convertible preferred shares outstanding		13,122,055	13,122,055
Preferred stock, liquidation preference, value		$ 37,226	$ 37,226
Series D Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred shares authorized		7,470,088	7,470,088
Ordinary shares subject to possible redemption		7,470,088	7,470,088
Convertible preferred shares outstanding		7,470,088	7,470,088
Preferred stock, liquidation preference, value		$ 31,043	$ 31,043
Series E Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred shares authorized		18,024,809	18,024,809
Ordinary shares subject to possible redemption		10,458,755	10,458,755
Convertible preferred shares outstanding		10,458,755	10,458,755
Preferred stock, liquidation preference, value		$ 43,463	$ 43,463